OPERATING LEASES	6 Months Ended
Jun. 30, 2026
OPERATING LEASES
OPERATING LEASES

NOTE 9 - OPERATING LEASES

The Group is a lessee under short-term operating leases for office premises with initial non-cancellable terms of less than 1 year. Options to extend a lease are not included in the Group’s assessment unless there is reasonable certainty that the Group will renew the lease. The Group selected the short-term lease practical expedient under ASC 842, therefore no right-of-use assets or lease liabilities are recorded.

The lease expense recognized for such leases is on a straight-line basis over the lease terms. Such operating lease expenses amounted to $Nil for the six months ending June 30, 2026 and 2025.

As of June 30, 2026 and December 31, 2025, undiscounted committed future payments under outstanding short-term leases do not differ materially from annual short-term lease costs recognized in the condensed consolidated statements of operations, thus no separate schedule of future short-term lease commitments is presented.